INITIAL PUBLIC OFFERING (Details) - Cik0001819516 Aspirational Consumer Lifestyle Corp - $ / shares			6 Months Ended
	Oct. 02, 2020	Sep. 25, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)				23,974,632
Common Class A
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)				23,974,632
Initial Public Offering.
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	1,474,632	22,500,000	23,974,632	23,974,632
Price per unit		$ 10.00
Initial Public Offering. | Common Class A
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit			1	1
Number of warrants in a unit			0.33	0.33
Number of shares issuable per warrant			1	1
Exercise price of warrants			$ 11.50	$ 11.50
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares)	1,474,632
Price per unit	$ 10.00